UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21206



                           AEW Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2006

ITEM I  SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
            AEW REAL ESTATE INCOME FUND -- PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of April 30, 2006 (Unaudited)

  Shares        Description                      Value (+)(b)(d)
------------------------------------------------------------------
Common Stocks  -- 91.9% of Net Assets
                Real Estate Investment Trusts  -- 91.9%
                REITs - Apartments  -- 12.3%
       44,000   Archstone-Smith Trust               $ 2,150,720
       68,000   Camden Property Trust                 4,673,640
       55,000   GMH Communities Trust                   676,500
       40,000   Mid-America Apartment
                Communities, Inc.                     2,120,000
       41,500   Municipal Mortgage & Equity LLC       1,125,065
                                                    -----------
                                                     10,745,925
                                                    -----------
                REITs - Healthcare  -- 15.2%
       65,000   Health Care Property Investors, Inc.  1,782,300
      121,000   Healthcare Realty Trust, Inc.         4,582,270
       25,000   Nationwide Health Properties, Inc.      538,000
      110,000   Omega Healthcare Investors, Inc.      1,406,900
      190,500   Senior Housing Properties Trust       3,270,885
       50,000   Ventas, Inc.                          1,633,500
                                                    -----------
                                                     13,213,855
                                                    -----------
                REITs - Hotels  -- 3.1%
       63,000   Hospitality Properties Trust          2,715,300
                                                    -----------
                REITs - Industrial -- 6.9%
       25,000   EastGroup Properties, Inc.            1,116,750
       62,400   First Potomac Realty Trust            1,721,616
       70,500   Liberty Property Trust                3,151,350
                                                    -----------
                                                      5,989,716
                                                    -----------
                REITs - Office  -- 21.5%
       87,700   Brandywine Realty Trust, Inc.         2,482,787
       77,000   Glenborough Realty Trust, Inc.        1,613,150
      100,000   Highwoods Properties, Inc.            3,154,000
      311,300   HRPT Properties Trust                 3,418,074
       43,000   Kilroy Realty Corp.                   3,066,760
       70,000   Mack-Cali Realty Corp.                3,165,400
       45,500   Parkway Properties, Inc.              1,801,800
                                                    -----------
                                                     18,701,971
                                                    -----------
                REITs - Regional Malls  -- 7.5%
       62,000   Glimcher Realty Trust                 1,599,600
       35,000   Macerich Co. (The)                    2,562,700
      150,000   Primaris Retail, 144A                 2,334,422
                                                    -----------
                                                      6,496,722
                                                    -----------
                REITs - Storage  -- 0.8%
       44,200   Extra Space Storage, Inc.               694,824
                                                    -----------
                REITs - Shopping Centers  -- 10.1%
      140,000   Cedar Shopping Centers, Inc.          2,065,000
       30,000   Equity One, Inc.                        689,400
       94,000   Heritage Property Investment Trust    3,630,280
       39,000   Ramco-Gershenson Properties Trust     1,054,170
       40,000   Tanger Factory Outlet Centers, Inc.   1,311,200
                                                    -----------
                                                      8,750,050
                                                    -----------
                REITs - Triple Net Lease  -- 14.5%
       30,600   CentraCore Properties Trust             734,400
       27,000   Entertainment Properties Trust        1,103,490
       90,000   iStar Financial, Inc.                 3,443,400
       70,000   Lexington Corporate Properties Trust  1,509,200
      100,000   National Retail Properties, Inc.      2,105,000
       57,000   Realty Income Corp.                   1,292,190
       96,900   Spirit Finance Corp.                  1,124,040

  Shares        Description                       Value (+)(b)(d)
------------------------------------------------------------------
                REITs - Triple Net Lease - continued
       90,000   Trustreet Properties, Inc.          $ 1,296,000
                                                    -----------
                                                     12,607,720
                                                    -----------
                Total Common Stocks
                (Identified Cost $53,489,692)        79,916,083
                                                    -----------
Preferred Stocks -- 38.6%

                Real Estate Investment Trusts  -- 38.6%
                REITs - Apartments -- 4.9%
       50,000   Apartment Investment & Management
                Co., Series G                         1,307,500
       29,400   Apartment Investment & Management
                Co., Series R                           749,700
       42,000   Apartment Investment & Management
                Co., Series U                         1,047,060
       45,000   Apartment Investment & Management
                Co., Series Y                         1,125,000
                                                    -----------
                                                      4,229,260
                                                    -----------
                REITs - Diversified -- 2.8%
       54,800   Crescent Real Estate Equities Co.,
                Series B                              1,391,920
       43,700   Vornado Realty Trust, Series H        1,022,580
                                                    -----------
                                                      2,414,500
                                                    -----------
                REITs - Factory Outlets  -- 1.7%
       35,500   Mills Corp. (The), Series B             852,000
       25,000   Mills Corp. (The), Series E             600,000
                                                    -----------
                                                      1,452,000
                                                    -----------
                REITs - Healthcare  -- 3.4%
       50,000   Health Care Property Investors,
                Inc., Class F                         1,247,500
       65,400   Omega Healthcare Investors, Inc.,
                Series D                              1,680,780
                                                    -----------
                                                      2,928,280
                                                    -----------
                REITs - Hotels  -- 6.3%
       75,000   Boykin Lodging Co., Series A          1,920,750
       25,000   Felcor Lodging Trust, Inc.,
                Series C                                613,000
       71,900   Hospitality Properties Trust,
                Series B                              1,862,929
       15,000   LaSalle Hotel Properties,
                Series A                                384,300
       30,000   Strategic Hotel Capital, Inc.,
                Series B                                745,500
                                                    -----------
                                                      5,526,479
                                                    -----------
                REITs - Industrial -- 2.0%
       70,000   Duke Realty Corp., Series M           1,716,400
                                                    -----------
                REITs - Office  -- 7.2%
       30,000   Bedford Property Investors, Inc.,
                Series A, 144A                        1,458,750
      100,000   CarrAmerica Realty Corp.,
                Series E                              2,530,000
       90,400   HRPT Properties Trust, Series B       2,311,528
                                                    -----------
                                                      6,300,278
                                                    -----------
                REITs - Regional Malls  -- 3.5%
       75,000   Glimcher Realty Trust, Series F       1,905,000
       45,000   Taubman Centers, Inc., Series H       1,125,000
                                                    -----------
                                                      3,030,000
                                                    -----------
                REITs - Shopping Centers  -- 6.5%
       27,000   Cedar Shopping Centers, Inc.,
                Series A                                716,850

--------------------------------------------------------------------------------
       AEW REAL ESTATE INCOME FUND -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of April 30, 2006 (Unaudited)

  Shares        Description                             Value (+)(b)(d)
--------------------------------------------------------------------------
                REITs - Shopping Centers - continued
       42,200   Developers Diversified Realty Corp.,
                Series F                                   $  1,081,164
       21,300   Developers Diversified Realty Corp.,
                Series G                                        545,280
       13,000   Federal Realty Investment Trust,
                Series B                                        329,420
        6,700   Ramco-Gershenson Properties Trust,
                Series B                                        171,252
       27,000   Urstadt Biddle Properties, Inc.,
                Series C                                      2,848,500
                                                           ------------
                                                              5,692,466
                                                           ------------
                REITs - Triple Net Lease -- 0.3%
        9,000   Realty Income Corp., Series D                   225,000
                                                           ------------
                Total Preferred Stocks
                (Identified Cost $33,408,172)                33,514,663
                                                           ------------

   Principal
    Amount
--------------------------------------------------------------------------
Short-Term Investment -- 0.8%
   $  719,876   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 4/28/2006 at
                2.95% to be repurchased at
                $720,053 on 5/1/2006,
                collateralized by $565,000 U.S.
                Treasury Bond, 8.125% due
                8/15/2021 valued at $748,826,
                including accrued interest(c)
                (Identified Cost $719,876)                      719,876
                                                           ------------
                Total Investments -- 131.3%
                (Identified Cost $87,617,740)(a)            114,150,622
                                                           ------------
                Auction Rate Preferred Shares
                plus cumulative unpaid dividends
                -- (32.2)%(e)                               (28,021,466)
                Other Assets Less Liabilities -- 0.9%           818,942
                                                           ------------
                Net Assets -- 100%                         $ 86,948,098
                                                           ============

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment advisor, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):
     At April 30, 2006, the net unrealized appreciation on investments based on cost of $87,617,740 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value
     over tax cost.                                        $ 27,345,712
     Aggregate gross unrealized depreciation for
     all investments in which there is an excess of
     tax cost over value.                                      (812,830)
                                                           ------------
     Net unrealized appreciation                           $ 26,532,882
                                                           ============

(b) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

--------------------------------------------------------------------------------
       AEW REAL ESTATE INCOME FUND -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of April 30, 2006 (Unaudited)

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d) The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increase in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation

(e) On February 10, 2003, the Fund issued 1,120 shares of Series M AMPS with proceeds of $28,000,000 in a public offering. Underwriting commissions and offering costs of $601,187 ($0.16 per common share) were incurred in connection with the offering and were charged directly to paid-in-capital of the common shares. Dividends on the AMPS are cumulative at a rate which was established at the offering of the AMPS and has been reset every seven days thereafter by an auction. The Fund pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

     The AMPS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The AMPS may also be subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund defaults on its asset maintenance requirements with respect to the AMPS as defined in the Fund's By-Laws and fails to cure such a default within the time permitted. If the dividends on the AMPS shall remain unpaid in an amount equal to two full years' dividends, the holders of the AMPS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the AMPS and the common shares have equal voting rights of one vote per share, except that the holders of the AMPS, as a separate class, have the right to elect at least two members of the Board of Trustees and to vote under certain other circumstances specified in the Fund's By-Laws. The AMPS have a liquidation preference of $25,000 per share.

REITs Real Estate Investments Trusts

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,793,172 or 4.4% of net assets.

--------------------------------------------------------------------------------
       AEW REAL ESTATE INCOME FUND -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of April 30, 2006 (Unaudited)

Swap Agreements. The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.
Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A summary of the open swap agreements as of April 30, 2006 is as follows:

                          Expiration                                                    Unrealized
Notional Amount              Date              Description                              Appreciation
---------------              ----              -----------                              ------------

Interest Rate Swaps

$14,000,000                3/3/2008    Agreement with Bank of America dated               507,343
                                       2/28/2003 to pay the notional amount
                                       multiplied by 3.104% and to receive the
                                       notional amount multiplied by the 1 week
                                       Floating Rate LIBOR adjusted by a specific
                                       spread.

$ 8,400,000                3/1/2010    Agreement with Bank of America dated               461,616
                                       2/28/2003 to pay the notional amount
                                       multiplied by 3.622% and to receive the
                                       notional amount multiplied by the 1 week
                                       Floating Rate LIBOR adjusted by a specific
                                       spread.
                                                                                         --------
                                                                                         $968,959
                                                                                         ========

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Act filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    AEW Real Estate Income Fund

                                    By: /s/ John T. Hailer
                                        ------------------

                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  June 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    AEW Real Estate Income Fund

                                    By: /s/ John T. Hailer
                                        ------------------

                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  June 19, 2006

                                    By: /s/ Michael C. Kardok
                                        ---------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  June 19, 2006